Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued Expenses and Other Current Liabilities
24.	Accrued Expenses and Other Current Liabilities

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	60,966	57,748
Accrued taxes and related expenses (Note 27)	11,380	11,885
Accrued employee benefits and other provisions (Notes 26 and 28)	8,700	7,980
Contract liabilities and unearned revenues (Note 5)	7,879	6,650
Liability from redemption of preferred shares (Notes 20 and 28)	7,851	7,862
Accrued interests and other related costs (Note 29)	1,531	1,347
Others	2,508	2,252
	100,815	95,724

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services.  These liabilities are non-interest bearing and are normally settled within a year.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Contract liabilities and unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portion of prepaid loads.

Other accrued expenses and other current liabilities are non-interest-bearing and are normally settled within a year.  This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.